Average Annual Total Returns - VIPExtendedMarketIndexPortfolio-InitialServiceService2PRO - VIPExtendedMarketIndexPortfolio-InitialServiceService2PRO - VIP Extended Market Index Portfolio	Apr. 29, 2024
VIP Extended Market Index Portfolio - Initial Class | Return Before Taxes
Average Annual Return:
Past 1 year	17.44%
Past 5 years	11.31%
Since Inception	7.62%	[1]
VIP Extended Market Index Portfolio - Service Class 2 | Return Before Taxes
Average Annual Return:
Past 1 year	17.11%
Past 5 years	11.02%
Since Inception	7.35%	[2]
VIP Extended Market Index Portfolio - Service Class | Return Before Taxes
Average Annual Return:
Past 1 year	17.34%
Since Inception	7.98%	[3]
IXYST
Average Annual Return:
Past 1 year	17.92%
Past 5 years	11.55%
Since Inception	7.85%

[1]	A From April 17, 2018 .
[2]	C From April 17, 2018 .
[3]	B From April 11, 2019 .